Intangible Asset (Details) - 12 months ended Dec. 31, 2018 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Intangible Asset
Addition		¥ 2,852,370
Amortization	$ (71,423)	(491,069)
Foreign currency translation difference		218,037
Intangible asset, ending balance		2,579,338
Impairment charges		¥ 0